Cash and cash equivalents and time deposit	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents and time deposit
Cash and cash equivalents and time deposit

5            Cash and cash equivalents and time deposit

Cash and cash equivalents represent cash on hand, cash held at bank, and short-term deposits placed with banks or other financial institutions, which have original maturities of three months or less.

The Group had US$25,000 and US$nil of time deposit as of December 31, 2017 and 2018, respectively, with an original maturity of 3.2 months in 2017 denominated in US dollars.

Cash on hand and cash held at bank balance as of December 31, 2017 and 2018 primarily consist of the following currencies:

	As of December 31,
	2017		2018
	Amount	equivalent	Amount	equivalent
RMB	50,600	7,694	61,312	8,904
HK$	18,099	2,332	10,337	1,317
US$	33,639	33,639	29,185	29,185
SGD	432	323	263	190
TWD	7,014	235	5,700	181
Euro (“EUR”)	106	126	38	43
Others	67	52	6	8
		44,401		39,828